Employment, Post-Employment Benefits and Share Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2025
Employment, Post-Employment Benefits and Share Compensation Plans
Summary of movement in employee benefit obligations

	2025	2024
in k€	Present	Present
	value of	value of
	obligation	obligation
As of January 1	12,241	14,872
Benefit payments from the employer	(481)	(1,239)
Current service cost	1,247	1,463
Past service costs	—	—
Effect of curtailment	—	(1,762)
Operating costs, net	1,247	(299)
Interest expense (income)	383	374
Amount recognized in the Income Statement	1,630	76
Remeasurements:
(Gain)/loss from change in demographic assumptions	(115)	(989)
(Gain)/loss from change in financial assumptions	(416)	(696)
(Gain)/loss from experience	(279)	219
Thereof - Expense/(Income) recognized in the Income Statement	(69)	(244)
Thereof - Expense/(Income) recognized in Other Comprehensive Income	(741)	(1,222)
Divestment of affiliated companies	(418)	—
As of December 31	12,162	12,241

Summary of assumptions used for calculation of employee benefit pension plan obligation

	Discount Rate		Salary Increase
	2025	2024	2025	2024
France	3.65%	3.30%	2.50%	2.50%

Summary of sensitivity analysis for actuarial assumptions

	2025		2024
	Increase	Decrease	Increase	Decrease
+0.5/-0.5%	k€	k€	k€	k€
Discount rate	(531)	572	(559)	605
Salary increase	576	(539)	546	(510)

Summary of the status of the SPAs

A summary of the status of the Share Performance and Restricted Share Plans as of December 31, 2025, 2024, 2023 and the respective changes during the year is presented as follows:

	December 31
	2025	2025	2024	2024	2023	2023
		Weighted		Weighted		Weighted
	Share	average	Share	average	Share	average
in k€	Awards	exercise price	Awards	exercise price	Awards	exercise price
	in thousands	in € per share	in thousands	in € per share	in thousands	in € per share
Granted SPAs/RSAs at the beginning of the year	1,897	1.00	2,004	1.00	1,505	1.00
SPAs/RSAs granted	1,322	1.00	536	1.00	886	1.00
Adjustment based upon KPI target achievement	14	1.00	134	1.00	28	1.00
Exercised SPAs/RSAs	(225)	1.00	(368)	1.00	(233)	1.00
Forfeited SPAs/RSAs	(333)	1.00	(392)	1.00	(182)	1.00
Expired SPAs/RSAs	(18)	1.00	(18)	1.00	—	1.00
SPAs/RSAs granted at the end of the year	2,657	1.00	1,897	1.00	2,004	1.00
Thereof exercisable	—	1.00	—	1.00	—	1.00

A summary of the status of the Restricted Share Unit Plans as of December 31, 2025, 2024, 2023 and the respective changes during the year is presented as follows:

	December 31
	2025	2025	2024	2024	2023	2023
		Weighted		Weighted		Weighted
	Restricted	average	Restricted	average	Restricted	average
	Share Units	exercise	Share Units	exercise	Share Units	exercise
	(RSUs)	price	(RSUs)	price	(RSUs)	price
		in € per		in € per		in € per
		share		share		share
Granted RSUs at the beginning of the year	749	—	567	—	—	—
RSUs granted	1,105	—	592	—	603	—
Exercised RSUs	(279)	—	(161)	—	—	—
Forfeited RSUs	(311)	—	(249)	—	(36)	—
RSUs granted at the end of the year	1,264	—	749	—	567	—
Thereof exercisable	—	—	—	—	—	—

Summary of inputs into the Monte-Carlo-Simulation model

	SPP 2022	SPP 2022	RSP 2020	SPP 2022	RSP 2020
	granted	granted	granted	granted	granted
	March	March	October	March	October
	2025	2024	2023	2023	2022
Risk-free interest rate in %	2.18	2.48	2.66	2.84	2.03
Volatility of the Evotec SE share in %*	87.00	49.00	45.00	50.00	51.00
Volatility of the TecDAX index in %. *	15.00	15.00	—	24.00	—
Fluctuation in %	0.0 - 5.0	0.0 - 5.0	5.0	5.0	5.0
Exercise price in €	1.00	1.00	1.00	1.00	1.00
Share price on the day of issue in €	6.00	13.11	16.79	16.67	19.47
TecDAX index price on the day of issue in points	3,651.67	3,422.55	—	3,202.25	—
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €**	3.44	9.79	—	12.36	—
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €**	6.57	11.17	15.91	17.07	18.57

*volatility defined as an annualized measure of expected price fluctuations implied by current market conditions

**determined based on the weighted achievement of the two market-based KPIs, Share Price and Relative Total Shareholder Return.

	RSP 2020	SPP 2017	RSP 2020	RSP 2020	SPP 2017
	granted	granted	granted	granted	granted
	May	January	October	May	February
	2022	2022	2021	2021	2021
Risk-free interest rate in %	0.57	(0.46)	(0.43)	(0.57)	(0.78)
Volatility of the Evotec SE share in %*	45.00	37.00	35.00	40.00	42.00
Volatility of the TecDAX index in %. *	—	17.00	—	—	29.00
Fluctuation in %	0.0 - 5.0	0.0 - 5.0	5.0	0.0 - 5.0	0.0 - 5.0
Exercise price in €	1.00	1.00	1.00	1.00	1.00
Share price on the day of issue in €	25.26	34.90	44.98	35.49	32.25
TecDAX index price on the day of issue in points	—	3,411.87	—	—	3,375.67
Fair value in accordance with IFRS 2 on the date of issue per SPA of the Executive Board in €**	22.87	31.30	—	33.50	31.34
Fair value in accordance with IFRS 2 on the date of issue per SPA of the executives in €**	24.29	33.66	43.96	34.47	36.65

*volatility defined as an annualized measure of expected price fluctuations implied by current market conditions

**determined based on the weighted achievement of the two market-based KPIs, Share Price and Relative Total Shareholder Return.